STOCK OPTION PLAN	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTION PLAN
11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 875,000 shares. On January 14, 2013, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 945,276 shares. On October 7, 2013, the Company’s Board of Directors adopted an amendment to the Company’s 2005 Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2013, there are 5,396,822 shares available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards.

On October 7, 2013, the Board approved a plan to grant 10-year stock options under the 2005 Plan to each of Glenn Mattes, the Company’s President and Chief Executive Officer, Alexander Zukiwski, M.D., the Company’s Chief Medical Officer, and Stefan Proniuk, Ph.D., the Company’s Vice President, Product Development, to purchase 5.5%, 4.5% and 0.65%, respectively, of the number of shares issued by the Company upon the conversion of the Debentures (the “Management Options”). The effective grant date of the Management Options was November 4, 2013, following the complete conversion of the Debentures pursuant to the Conversion Agreement, and the exercise price was fixed at $2.40 per share, reflecting the fair market value of the common stock. The total number of shares subject to the Management Options granted to Mr. Mattes, Dr. Zukiwski and Dr. Proniuk was 386,697, 316,389 and 45,701 shares, respectively. The right to purchase the shares subject to the Management Options will vest in 36 equal monthly installments commencing on the first month anniversary of the date of grant and continuing each month thereafter until fully vested, provided that such vesting shall accelerate upon a “change of control” of the Company, as such term is defined under the 2005 Plan (but excluding any transaction conducted primarily for purposes of raising capital).

On October 7, 2013, the Board also adopted a standard compensation plan applicable to its non-employee directors (the “Director Compensation Plan”), pursuant to which the Company’s non-employee directors are entitled to cash and equity-based compensation for their services as directors of the Company. Further, on November 4, 2013, and in accordance with the Director Compensation Plan, the Board granted to each non-employee director, 10-year stock options under the 2005 Plan to purchase, at an exercise price of $2.40 per share, a number of shares of Common Stock equal to 0.10% of the then outstanding shares of Common Stock determined on a fully-diluted basis (i.e., assuming the issuance of all shares issuable upon the exercise or conversion of the Company’s outstanding options, warrants or other rights to acquire Common Stock, but excluding all shares reserved for issuance under the 2005 Plan (“Fully-Diluted Basis”)); provided, that the Company’s Chairman of the Board shall instead be granted a stock option to purchase 0.20% of the outstanding shares of Common Stock determined on a Fully-Diluted Basis (collectively the “Director Options”).

In addition to the Director Options, on November 4, 2013, the Board made one-time grants of 10-year stock options to Arie Belldegrun, M.D., the Company’s Chairman of the Board, and Steven Ruchefsky, to purchase a number of shares of Common Stock equal to 5.0% and 0.2%, respectively, of the shares of Common Stock outstanding on the effective date of such grant, determined on a Fully-Diluted Basis. Such options are subject to the same terms and conditions applicable to the Director Options.

There were no options granted during the year ended December 31, 2012. During the year ended December 31, 2013, the Company issued 5,038,605 stock options. The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the year ended December 31, 2013:

Year Ended
December 31, 2013
Expected volatility	89 - 96% %
Expected term	4 - 6 years
Dividend yield	0%
Risk-free interest rate	0.77 – 1.35%
Stock price	$2.40
Forfeiture rate	0.0%

A summary of the status of the options issued under the Plan at December 31, 2013, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding

	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2013	112,661	722,358	$8.88
Shares authorized for issuance	10,320,276	-
Options granted under the Plan	(5,038,605)	5,038,605	$2.40
Options exercised	-	-	$-
Options forfeited	2,500	(2,500)	$-
Balance at December 31, 2013	5,396,832	5,758,463	$2.66	$2,237,661

Exercisable at December 31, 2013		789,905	$4.28	$250,238

The following table summarizes information about stock options outstanding at December 31, 2013:

	Outstanding			Exercisable

Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$2.40	5,594,152	9.30	$2.40	625,594	$2.40
$8.00	117,969	0.08	$8.00	117,969	$8.00
$19.36	37,383	0.03	$19.36	37,383	$19.36
$24.00	8,959	0.00	$24.00	8,959	$24.00
Total	5,758,463	9.41	$2.66	789,905	$4.28

Stock-based compensation costs under the Plan for the year ended December 31, 2013 and 2012 and for the cumulative period from August 1, 2005 (inception) through December 31, 2013 are as follows:

			Period from
	Year ended December 31,		August 1, 2005 (inception)
	2013	2012	through December 31, 2013

Research and development	$572,741	$441,983	$2,559,351
General and administrative	884,035	280,828	2,568,640

Total	$1,456,776	$722,811	$5,127,991

The fair value of options vested under the Plan was approximately $1,507,982 and $863,892 for the years ended December 31, 2013 and 2012, respectively and approximately $4,723,545 for the period from August 1, 2005 (inception) through December 31, 2013.

At December 31, 2013, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $10,236,586 which is expected to be recognized over a weighted-average vesting period of 2.8 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.